Commitments and Contingencies	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

16. COMMITMENTS AND CONTINGENCIES

Lease Commitments — The Company leases various office space, including the corporate office location, from third parties under non-cancellable agreements which require various minimum annual rentals. Certain of the leases also require the payment of normal maintenance, utilities and related real estate taxes on the properties.

The total minimum lease payments as of December 31, 2021 are as follows:

2022	$776
2023	788
2024	811
2025	590
2026	140
Thereafter	—
$3,105

Rent expense totaled $997 and $1,233 for the years ended December 31, 2021 and 2020, respectively.

Legal Matters — The Company is subject to regulatory examination by the California Department of Financial Protection and Innovation (the “CA DFPI”). With respect to its activities in California, the Company received a report of examination in 2020 from the CA DFPI regarding MoneyLion of California, LLC, MoneyLion’s subsidiary, and a follow-up request for information in May 2021. This matter is ongoing, and the Company intends to continue to fully cooperate with the CA DFPI in this matter. In addition, the CA DFPI is currently conducting an industry-wide investigation of companies that provide earned wage access products and services, including Instacash. The Company intends to continue cooperating fully in this investigation and to that end entered into a memorandum of understanding (“MOU”) with the CA DFPI on February 23, 2021. The MOU requires the Company to regularly provide certain information to the CA DFPI and adhere to certain best practices regarding Instacash while the CA DFPI continues to investigate. Any potential impacts on the Company’s financial condition or operations relating to these CA DFPI matters are unknown at this time.

With respect to the Company’s activities in Minnesota, the Company received information requests in 2019, 2020 and 2021 from the Minnesota Department of Commerce (“Minnesota DOC”) regarding an investigation relating to the Company’s lending activity in Minnesota and its membership program. The Minnesota DOC previously informed the Company that it was no longer pursuing the investigation regarding the Company’s membership program but continued the investigation into lending activity. In December 2021, the Company signed a settlement order with the Minnesota DOC, which had no material impact on the Company’s financial condition or operations.

The Company is also in the process of responding to Civil Investigative Demands (“CIDs”) or other investigatory requests relating to its provision of consumer financial services from the office of the Attorney General of the Commonwealth of Virginia, the New York Attorney General’s Office, as well as the Colorado Department of Law. The Company is cooperating with each of these state regulators and intends to take any corrective actions required to maintain compliance with applicable state laws. The Company cannot predict the outcome or any potential impact on its financial condition or operations at this time.

In 2019, 2020 and 2021, the Company received CIDs from the CFPB relating to the Company’s compliance with the Military Lending Act and its membership model. The Company will continue to provide to the CFPB all of the information and documents required by the CIDs and intends to continue to fully cooperate with the CFPB in this investigation. The investigation is ongoing and any potential impact on the Company’s financial condition or operations are unknown at this time.

In February and March 2021, the Company received investigative subpoenas from the Securities and Exchange Commission concerning IIA, which primarily held assets from institutional investors and was the Company’s primary source of funding for originated receivables through the end of the fourth quarter of 2021. The Company is cooperating with the investigation and cannot predict its outcome or any potential impact on the Company’s financial condition or operations.